Financial structure and financial costs - Variations of financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	$ 51,579	$ 56,292
Cash changes	(3,341)	(4,898)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	4,933	(69)
Non-cash changes, Foreign currency	222	(460)
Non-cash changes, Changes in fair value	79	(224)
Non-cash changes, Other	(357)	938
Balance as of the end of the period	53,115	51,579
Non-current financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	40,661	42,159
Cash changes	649	2,277
Non-cash changes, Change in scope, including IFRS 5 reclassifications	4,636	2
Non-cash changes, Foreign currency	(47)	141
Non-cash changes, Changes in fair value	121	(160)
Non-cash changes, Reclassification Non-current/Current	(6,260)	(4,713)
Non-cash changes, Other	(311)	955
Balance as of the end of the period	39,449	40,661
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(679)	(908)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(72)
Non-cash changes, Foreign currency	12	(62)
Non-cash changes, Changes in fair value	59	291
Balance as of the end of the period	(680)	(679)
Non-current financial debt
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	41,340	43,067
Cash changes	649	2,277
Non-cash changes, Change in scope, including IFRS 5 reclassifications	4,708	2
Non-cash changes, Foreign currency	(59)	203
Non-cash changes, Changes in fair value	62	(451)
Non-cash changes, Reclassification Non-current/Current	(6,260)	(4,713)
Non-cash changes, Other	(311)	955
Balance as of the end of the period	40,129	41,340
Current financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	10,918	14,112
Cash changes	(3,990)	(7,175)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	297	(50)
Non-cash changes, Foreign currency	269	(601)
Non-cash changes, Changes in fair value	(42)	(64)
Non-cash changes, Reclassification Non-current/Current	6,260	4,713
Non-cash changes, Other	(46)	(17)
Balance as of the end of the period	13,666	10,918
Current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(423)	(135)
Non-cash changes, Foreign currency	10	(34)
Non-cash changes, Changes in fair value	295	(254)
Balance as of the end of the period	(118)	(423)
Current borrowings
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	11,096	13,920
Cash changes	(3,990)	(7,175)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	230	(50)
Non-cash changes, Foreign currency	270	(585)
Non-cash changes, Changes in fair value	(514)	290
Non-cash changes, Reclassification Non-current/Current	6,260	4,713
Non-cash changes, Other	(46)	(17)
Balance as of the end of the period	13,306	11,096
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	245	327
Non-cash changes, Change in scope, including IFRS 5 reclassifications	67
Non-cash changes, Foreign currency	(11)	18
Non-cash changes, Changes in fair value	177	(100)
Balance as of the end of the period	$ 478	245
Financial liabilities classified as held for sale
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period		21
Non-cash changes, Change in scope, including IFRS 5 reclassifications		$ (21)